CURRENT AND DEFERRED TAXES (Details 2) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current And Deferred Taxes
Tax calculated over profit before tax		$ 207,046	$ 183,671	$ 140,991
Price level restatement for tax purposes	[1]	(39,494)	(21,829)	(32,256)
Single penalty tax (rejected expenses)		1,110	610	336
Effect of tax reform changes on deferred tax	[2]		(20,600)	86
Real estate taxes
Other		(1,518)	3,179	(126)
Effective rates and expenses for income tax		$ 167,144	$ 145,031	$ 109,031
Tax calculated over profit before tax		27.00%	25.50%	24.00%
Price level restatement for tax purposes	[1]	(5.15%)	(3.03%)	(5.49%)
Single penalty tax (rejected expenses)		0.14%	0.08%	0.06%
Effect of tax reform changes on deferred tax	[2]	0.00%	(2.86%)	0.01%
Real estate taxes		0.00%	0.00%	0.00%
Other		(0.20%)	0.44%	(0.02%)
Effective rates and expenses for income tax		21.80%	20.13%	18.56%

[1]	Price level restatement on tax purpose capital.
[2]	In accordance with Chilean Law N 20.780 published in September 29, 2014 the income tax rate are 25.5% and 27% for 2017 and 2018 respectively.